Bernstein Fund, Inc.

Schedule of Investments

International Strategic Equities Portfolio

June 30, 2024 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 98.6%
Financials – 20.8%
Banks – 17.6%
Banco Bilbao Vizcaya Argentaria SA	14,316,430	$143,715,400
Banco do Brasil SA	3,674,300	17,556,135
Barclays PLC	30,811,340	81,416,319
BNP Paribas SA	1,093,980	69,962,299
China Merchants Bank Co., Ltd. - Class H	32,676,000	148,484,308
Erste Group Bank AG	2,587,089	122,460,284
Eurobank Ergasias Services and Holdings SA(a)	21,562,760	46,758,663
HDFC Bank Ltd.	4,203,848	84,953,812
KB Financial Group, Inc.	3,160,510	179,770,239
Mitsubishi UFJ Financial Group, Inc.	8,167,200	88,140,643
Piraeus Financial Holdings SA(a)	9,472,270	34,470,045
Resona Holdings, Inc.	14,915,900	99,222,692
Sumitomo Mitsui Financial Group, Inc.	2,692,300	180,720,300
UniCredit SpA	2,957,560	109,447,527

		1,407,078,666

Capital Markets – 1.9%
B3 SA - Brasil Bolsa Balcao	32,821,200	60,122,196
Japan Exchange Group, Inc.	3,965,100	92,994,864

		153,117,060

Insurance – 1.3%
NN Group NV	2,317,230	107,701,252

		1,667,896,978

Industrials – 19.2%
Aerospace & Defense – 2.8%
BAE Systems PLC	10,713,330	178,447,948
MTU Aero Engines AG	90,598	23,098,254
Safran SA	109,570	23,092,810

		224,639,012

Electrical Equipment – 4.8%
Fuji Electric Co., Ltd.	1,321,800	75,528,425
Prysmian SpA	3,078,530	190,059,082
Schneider Electric SE	496,690	119,079,328

		384,666,835

Ground Transportation – 1.4%
Canadian National Railway Co.	929,820	109,875,152

Machinery – 3.5%
Kawasaki Heavy Industries Ltd.	2,618,300	99,960,628
Mitsubishi Heavy Industries Ltd.	12,024,700	129,446,754
Toyota Industries Corp.	663,000	56,398,320

		285,805,702

Professional Services – 5.3%
RELX PLC (London)	4,370,610	200,256,239
Wolters Kluwer NV	1,373,660	226,843,789

		427,100,028

Company	Shares	U.S. $ Value

Trading Companies & Distributors – 1.4%
Mitsubishi Corp.	5,640,700	$110,884,257

		1,542,970,986

Information Technology – 16.7%
Electronic Equipment, Instruments & Components – 0.6%
Delta Electronics, Inc.	2,030,000	24,212,818
Nan Ya Printed Circuit Board Corp.(a)	3,962,000	22,672,445

		46,885,263

IT Services – 0.9%
CGI, Inc.(a)	262,120	26,163,142
Tata Consultancy Services Ltd.	1,040,638	48,643,933

		74,807,075

Semiconductors & Semiconductor Equipment – 11.9%
ASML Holding NV	134,570	137,149,149
MediaTek, Inc.	991,000	42,680,763
Novatek Microelectronics Corp.	6,001,000	111,917,428
SCREEN Holdings Co., Ltd.	1,045,700	94,801,950
SK Hynix, Inc.	823,230	139,709,171
Taiwan Semiconductor Manufacturing Co., Ltd.	11,573,000	342,880,364
Tokyo Electron Ltd.	372,800	81,606,060

		950,744,885

Software – 0.5%
SAP SE	206,940	41,569,191

Technology Hardware, Storage & Peripherals – 2.8%
Quanta Computer, Inc.	5,897,000	56,373,231
Samsung Electronics Co., Ltd.	2,844,570	167,413,685
Shenzhen Transsion Holdings Co., Ltd. - Class A	1	11

		223,786,927

		1,337,793,341

Consumer Discretionary – 14.5%
Automobile Components – 0.6%
Sumitomo Electric Industries Ltd.	2,972,500	46,473,565

Automobiles – 4.5%
Honda Motor Co., Ltd.	11,891,800	127,836,659
Kia Corp.	1,170,610	109,535,506
Stellantis NV	6,340,707	125,020,428

		362,392,593

Broadline Retail – 0.9%
PDD Holdings, Inc. (ADR)(a)	552,980	73,518,691

Hotels, Restaurants & Leisure – 1.3%
Aristocrat Leisure Ltd.	742,865	24,600,360
Booking Holdings, Inc.	19,370	76,734,255

		101,334,615

Household Durables – 1.4%
Barratt Developments PLC	6,892,310	40,934,289
Gree Electric Appliances, Inc. of Zhuhai - Class A	4,097,100	22,104,989
Midea Group Co., Ltd. - Class A	5,986,539	53,075,162

		116,114,440

Company	Shares	U.S. $ Value

Specialty Retail – 2.8%
Industria de Diseno Textil SA	4,459,500	$221,295,534

Textiles, Apparel & Luxury Goods – 3.0%
ANTA Sports Products Ltd.	6,618,000	63,294,485
Eclat Textile Co., Ltd.	3,022,000	49,235,527
Kering SA	168,260	61,203,724
LVMH Moet Hennessy Louis Vuitton SE	87,280	67,012,781

		240,746,517

		1,161,875,955

Health Care – 10.2%
Health Care Equipment & Supplies – 1.2%
ResMed, Inc. (CDI)	4,993,600	96,420,356

Pharmaceuticals – 9.0%
GSK PLC	10,511,300	202,176,550
Novartis AG (REG)	766,890	81,652,026
Novo Nordisk A/S - Class B	3,052,040	436,700,394

		720,528,970

		816,949,326

Energy – 5.5%
Oil, Gas & Consumable Fuels – 5.5%
Equinor ASA	1,461,160	41,853,185
Petroleo Brasileiro SA (Preference Shares)	12,142,100	82,647,342
Repsol SA	9,344,020	148,183,809
Shell PLC	4,707,600	168,852,013

		441,536,349

Consumer Staples – 3.7%
Consumer Staples Distribution & Retail – 2.6%
Jeronimo Martins SGPS SA	1,332,660	26,045,489
Loblaw Cos., Ltd.	1,584,600	183,820,781

		209,866,270

Personal Care Products – 1.1%
Unilever PLC (London)	1,581,890	86,825,722

		296,691,992

Materials – 3.5%
Construction Materials – 2.0%
CRH PLC	2,104,410	157,788,662

Metals & Mining – 1.5%
ArcelorMittal SA	2,277,000	52,164,379
Sumitomo Metal Mining Co., Ltd.	2,378,000	72,251,797

		124,416,176

		282,204,838

Communication Services – 3.0%
Entertainment – 1.8%
Capcom Co., Ltd.	3,030,200	57,321,926
Konami Group Corp.	1,167,200	84,393,730

		141,715,656

Company	Shares	U.S. $ Value

Interactive Media & Services – 1.2%
Tencent Holdings Ltd.	2,042,100	$96,877,893

		238,593,549

Real Estate – 1.3%
Real Estate Management & Development – 1.3%
Emaar Properties PJSC	48,348,430	107,938,232

Utilities – 0.2%
Multi-Utilities – 0.2%
Sembcorp Industries Ltd.	4,604,000	16,273,239

Total Common Stocks (cost $6,083,923,944)		7,910,724,785

SHORT-TERM INVESTMENTS – 0.9%
Investment Companies – 0.9%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.22%(b) (c) (d) (cost $69,695,229)	69,695,229	69,695,229

Total Investments – 99.5% (cost $6,153,619,173)(e)		7,980,420,014
Other assets less liabilities – 0.5%		37,699,110

Net Assets – 100.0%		$8,018,119,124

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Bank of America, NA	BRL	115,619	USD	21,836	07/02/2024	$1,152,691
Bank of America, NA	USD	20,799	BRL	115,619	07/02/2024	(116,085)
Bank of America, NA	USD	38,701	THB	1,418,777	07/12/2024	(8,655)
Bank of America, NA	USD	17,719	KRW	24,666,356	07/18/2024	167,859
Bank of America, NA	USD	17,929	CNH	130,344	07/23/2024	(43,924)
Bank of America, NA	EUR	41,151	USD	44,505	08/08/2024	357,526
Barclays Bank PLC	USD	17,898	TRY	609,830	07/24/2024	335,194
Barclays Bank PLC	USD	14,865	PHP	844,712	07/25/2024	(410,443)
Barclays Bank PLC	EUR	19,467	USD	20,904	08/08/2024	19,502
Barclays Bank PLC	USD	23,738	EUR	22,067	08/08/2024	(63,602)
Barclays Bank PLC	JPY	6,758,596	USD	43,671	08/16/2024	1,376,339
Barclays Bank PLC	TWD	1,795,555	USD	55,775	08/23/2024	454,495
Barclays Bank PLC	USD	331,820	INR	27,788,274	09/13/2024	708,083
BNP Paribas SA	KRW	45,086,977	USD	32,938	07/18/2024	243,217
BNP Paribas SA	CNH	139,578	USD	19,365	07/23/2024	212,535
BNP Paribas SA	USD	18,488	SGD	24,878	07/25/2024	(121,500)
BNP Paribas SA	USD	31,877	CHF	28,537	08/08/2024	27,292
BNP Paribas SA	USD	25,694	INR	2,151,325	09/13/2024	49,329
Citibank, NA	CNH	161,699	USD	22,413	07/23/2024	224,909
Citibank, NA	USD	151,714	CNH	1,093,523	07/23/2024	(1,664,200)
Citibank, NA	EUR	677,550	USD	730,101	08/08/2024	3,210,853
Citibank, NA	USD	12,049	CHF	10,818	08/08/2024	45,010
Citibank, NA	USD	42,248	EUR	39,445	08/08/2024	69,540
Citibank, NA	JPY	8,237,949	USD	53,052	08/16/2024	1,498,873

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Citibank, NA	USD	35,051	JPY	5,409,230	08/16/2024	$(1,200,660)
Citibank, NA	USD	265,117	CAD	364,683	08/23/2024	1,772,758
Deutsche Bank AG	JPY	523,018	USD	3,377	08/16/2024	103,941
Goldman Sachs Bank USA	USD	21,947	EUR	20,480	08/08/2024	24,448
Goldman Sachs Bank USA	JPY	2,169,844	USD	13,920	08/16/2024	341,466
Goldman Sachs Bank USA	USD	27,065	MYR	128,127	08/21/2024	116,451
Goldman Sachs Bank USA	TWD	1,532,388	USD	47,422	08/23/2024	209,341
HSBC Bank USA	BRL	590,739	USD	114,504	07/02/2024	8,828,347
HSBC Bank USA	USD	106,269	BRL	590,739	07/02/2024	(593,119)
HSBC Bank USA	USD	15,617	PLN	63,682	07/11/2024	200,872
HSBC Bank USA	USD	31,692	KRW	43,533,004	07/18/2024	(124,000)
HSBC Bank USA	NOK	571,990	USD	52,326	07/19/2024	(1,270,213)
HSBC Bank USA	USD	37,142	IDR	592,290,276	07/19/2024	(936,834)
HSBC Bank USA	CNH	116,097	USD	16,080	07/23/2024	149,441
HSBC Bank USA	USD	20,182	CNH	147,125	07/23/2024	6,019
HSBC Bank USA	USD	21,747	CNH	157,673	07/23/2024	(111,252)
HSBC Bank USA	USD	28,122	ILS	104,429	07/25/2024	(449,043)
HSBC Bank USA	EUR	20,473	USD	22,003	08/08/2024	38,782
HSBC Bank USA	USD	33,824	JPY	5,277,754	08/16/2024	(795,941)
HSBC Bank USA	USD	58,024	ZAR	1,074,986	08/22/2024	835,925
JPMorgan Chase Bank, NA	USD	22,133	NOK	233,115	07/19/2024	(289,871)
JPMorgan Chase Bank, NA	USD	160,149	SEK	1,731,771	07/19/2024	3,376,560
JPMorgan Chase Bank, NA	EUR	35,666	USD	38,258	08/08/2024	(5,274)
JPMorgan Chase Bank, NA	USD	11,739	EUR	10,937	08/08/2024	(5,897)
JPMorgan Chase Bank, NA	JPY	39,744,704	USD	256,825	08/16/2024	8,104,710
Morgan Stanley Capital Services, Inc.	BRL	706,358	USD	127,068	07/02/2024	709,204
Morgan Stanley Capital Services, Inc.	USD	129,817	BRL	706,358	07/02/2024	(3,457,843)
Morgan Stanley Capital Services, Inc.	KRW	385,924,537	USD	283,293	07/18/2024	3,436,120
Morgan Stanley Capital Services, Inc.	USD	12,039	CLP	11,233,560	07/19/2024	(103,815)
Morgan Stanley Capital Services, Inc.	USD	59,803	MXN	1,001,381	07/25/2024	(5,258,680)
Morgan Stanley Capital Services, Inc.	USD	16,851	NZD	27,640	07/25/2024	(15,308)
Morgan Stanley Capital Services, Inc.	BRL	706,358	USD	129,371	08/02/2024	3,473,730
Morgan Stanley Capital Services, Inc.	TWD	3,884,337	USD	121,900	08/23/2024	2,224,430
Morgan Stanley Capital Services, Inc.	GBP	145,376	USD	184,401	08/29/2024	554,646
NatWest Markets PLC	USD	2,275	NOK	23,954	07/19/2024	(30,996)
Standard Chartered Bank	CNH	28,559	USD	3,953	07/23/2024	34,441
Standard Chartered Bank	EUR	19,413	USD	20,821	08/08/2024	(5,233)
Standard Chartered Bank	USD	14,452	TWD	468,000	08/23/2024	(33,387)
State Street Bank & Trust Co.	KRW	100,121,543	USD	73,086	07/18/2024	481,648
State Street Bank & Trust Co.	CNH	320,563	USD	44,438	07/23/2024	451,146
State Street Bank & Trust Co.	USD	18,552	CNH	134,890	07/23/2024	(43,343)
State Street Bank & Trust Co.	EUR	40,765	USD	43,850	08/08/2024	116,529
State Street Bank & Trust Co.	USD	350,067	CHF	313,325	08/08/2024	224,493
State Street Bank & Trust Co.	JPY	7,303,633	USD	47,013	08/16/2024	1,307,447
State Street Bank & Trust Co.	GBP	19,786	USD	25,065	08/29/2024	43,579
UBS AG	USD	48,549	EUR	44,934	08/08/2024	(343,153)
UBS AG	USD	25,774	TWD	832,021	08/23/2024	(140,069)
UBS AG	USD	369,514	AUD	553,552	09/19/2024	509,118

						$30,186,499

(a)	Non-income producing security.

(b)	Affiliated investments.
(c)	The rate shown represents the 7-day yield as of period end.
(d)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(e)

As of June 30, 2024, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $2,033,538,285 and gross unrealized depreciation of investments was $(176,550,945), resulting in net unrealized appreciation of $1,856,987,340.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

CLP – Chilean Peso

CNH – Chinese Yuan Renminbi (Offshore)

EUR – Euro

GBP – Great British Pound

IDR – Indonesian Rupiah

ILS – Israeli Shekel

INR – Indian Rupee

JPY – Japanese Yen

KRW – South Korean Won

MXN – Mexican Peso

MYR – Malaysian Ringgit

NOK – Norwegian Krone

NZD – New Zealand Dollar

PHP – Philippine Peso

PLN – Polish Zloty

SEK – Swedish Krona

SGD – Singapore Dollar

THB – Thailand Baht

TRY – Turkish Lira

TWD – New Taiwan Dollar

USD – United States Dollar

ZAR – South African Rand

Glossary:

ADR – American Depositary Receipt

CDI – CHESS Depositary Interest

PJSC – Public Joint Stock Company

REG – Registered Shares

COUNTRY BREAKDOWN1

June 30, 2024 (unaudited)

18.8%	Japan
9.7%	United States
9.5%	United Kingdom
8.1%	Taiwan
7.5%	South Korea
6.4%	Spain
5.9%	Netherlands
5.7%	China
5.5%	Denmark
4.0%	Canada
3.8%	Italy
2.8%	France
2.0%	Brazil
9.4%	Other
0.9%	Short-Term Investments

100.0%	Total Investments

1

The Portfolio’s country breakdown is expressed as a percentage of total investments and may vary over time. The Portfolio also enters into derivative transactions, which may be used for hedging or investment purposes (see “Schedule of Investments” section of the report for additional details). “Other” country weightings represent 1.7% or less in the following: Australia, Austria, Germany, Greece, India, Luxembourg, Norway, Portugal, Singapore, Switzerland and United Arab Emirates.

Bernstein Fund, Inc.

International Strategic Equities Portfolio

June 30, 2024 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2024:

Investments in Securities:	Level 1	Level 2		Level 3	Total

Assets:
Common Stocks:
Financials	$77,678,331	$1,590,218,647		$—	$1,667,896,978
Industrials	109,875,152	1,433,095,834		—	1,542,970,986
Information Technology	26,163,142	1,311,630,199		—	1,337,793,341
Consumer Discretionary	150,252,946	1,011,623,009		—	1,161,875,955
Health Care	—	816,949,326		—	816,949,326
Energy	82,647,342	358,889,007		—	441,536,349
Consumer Staples	183,820,781	112,871,211		—	296,691,992
Materials	157,788,662	124,416,176		—	282,204,838
Communication Services	—	238,593,549		—	238,593,549
Real Estate	107,938,232	—		—	107,938,232
Utilities	—	16,273,239		—	16,273,239
Short-Term Investments	69,695,229	—		—	69,695,229

Total Investments in Securities	965,859,817	7,014,560,197	(a)	—	7,980,420,014
Other Financial Instruments(b):
Assets:
Forward Currency Exchange Contracts	—	47,828,839		—	47,828,839
Liabilities:
Forward Currency Exchange Contracts	—	(17,642,340)		—	(17,642,340)

Total	$965,859,817	$7,044,746,696		$—	$8,010,606,513

(a)

A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended June 30, 2024 is as follows:

Fund	Market Value 09/30/2023 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 06/30/2024 (000)	Dividend Income (000)
Government Money Market Portfolio	$80,789	$1,223,139	$1,234,233	$69,695	$3,041